Other income	12 Months Ended
Dec. 31, 2018
Other income
Other income

24.         Other income

Other income, net, consists of the following:

	Year ended December 31,
	2018		2017		2016
Gain on sale of equipment	Ps.	(205)	Ps.	(1,340)	Ps.	(22,250)
Other expenses (income)		—		(40)		—
	Ps.	(205)	Ps.	(1,380)	Ps.	(22,250)